Post-Retirement and Other Long-Term Employees Benefits (Details 7) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Pension Benefits [Member]
Estimated future benefit payments
2012	$ 30
2013	25
2014	34
2015	30
2016	33
From 2017 to 2021	206
Other Long-Term Benefits [Member]
Estimated future benefit payments
2012	3
2013	3
2014	10
2015	4
2016	4
From 2017 to 2021	$ 31